Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Class Name	Preferred Securities and Income SMA Shares
Trading Symbol	PISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (Fund) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by visiting www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 1.76% total return in the six months ended April 30, 2025, compared with the Blended Benchmark,[1] which returned 1.47%, and the ICE BofA U.S. All Capital Securities Index, which returned -1.30%.

Security selection in the banking sector was the largest contributor to relative performance versus the Blended Benchmark[1] during the period. This included out-of-benchmark investments in several high-yielding European bank contingent capital securities that had strong total returns as weaker growth and lessening inflationary pressures prompted the European Central Bank to cut its key lending rate. Additionally, fiscal stimulus measures under consideration by the EU, and in particular by Germany, announced late in March, provide the potential for more favorable growth in the future. Security selection and an underweight allocation in the insurance sector also contributed to relative performance. This included out-of-benchmark investments in discounted issues from a U.S. annuity provider that rebounded from earlier weakness, as well as underweight investments in high-quality issues with relatively tight credit spreads from Japanese insurers that trailed the benchmark.

Security selection in the pipeline sector detracted from relative performance, partly due to an out-of-benchmark position in an issue from a midstream energy company that had a disappointing initial public stock offering, which weighed on the high-coupon preferred; a weaker demand outlook for liquefied natural gas also played a role. Security selection in the utilities sector also detracted from relative returns, partly due to out-of-benchmark investments in issues from a California utility whose service territory was impacted by wildfires.

Top contributors	Top detractors
Banking/Brokerage	Pipeline
Insurance	Utilities
Energy

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (3/1/19)
Fund	9.59%	5.76%	5.56%
Blended Benchmark[1]	8.65%	4.62%	4.93%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	3.66%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 409,218,231
Holdings Count | shares	241
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$409,218,231
Number of portfolio holdings (excluding derivatives)	241
Portfolio turnover rate[2]	32%

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.6%
Citigroup, Inc., 6.95%, Series FF	1.5%
CVS Health Corp., 7.00%, due 3/10/55	1.3%
Charles Schwab Corp., 4.00%, Series H	1.1%
Charles Schwab Corp., 4.00%, Series I	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.1%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.1%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)	1.1%

Sector diversification[3,5]	(%)
Banking	55.6%
Utilities	14.1%
Insurance	12.4%
Pipelines	9.9%
Financial Services	1.8%
Health Care	1.3%
Telecommunications	0.9%
Energy	0.8%
Real Estate	0.7%
Other (includes short-term investments)	2.5%

Country diversification[3,5]	(%)
United States	44.4%
Canada	13.6%
United Kingdom	11.3%
France	7.6%
Netherlands	4.7%
Switzerland	4.0%
Spain	3.7%
Germany	2.2%
Japan	2.0%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.6%
Citigroup, Inc., 6.95%, Series FF	1.5%
CVS Health Corp., 7.00%, due 3/10/55	1.3%
Charles Schwab Corp., 4.00%, Series H	1.1%
Charles Schwab Corp., 4.00%, Series I	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.1%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.1%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)	1.1%